UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Horizon Investment Services, Inc.
Address: 7412 Calumet Avenue

         Hammond, IN  46324

13F File Number:  28-12835

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Thomas J. Hathoot
Title:     Chief Compliance Officer
Phone:     219-852-3215

Signature, Place, and Date of Signing:

     /s/ Thomas J. Hathoot     Hammond, IN     February 12, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     56

Form13F Information Table Value Total:     $113,226 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCENTURE PLC IRELAND          SHS CLASS A      G1151C101     2631    63417          SOLE                    49004        0    14413
AEROPOSTALE                    COM              007865108      543    15955          SOLE                    11290        0     4665
AFLAC INC                      COM              001055102     2295    49642          SOLE                    37960        0    11682
AMERISOURCEBERGEN CORP         COM              03073E105     2625   100713          SOLE                    74665        0    26048
APAC CUSTOMER SERVICES INC     COM              00185E106     1489   249855          SOLE                   191320        0    58535
ASTRAZENECA PLC                SPONSORED ADR    046353108     1471    31356          SOLE                    23822        0     7534
BALLY TECHNOLOGIES INC         COM              05874B107      994    24085          SOLE                    16020        0     8065
BMC SOFTWARE INC               COM              055921100     2382    59405          SOLE                    43910        0    15495
CA INC                         COM              12673P105     1871    83337          SOLE                    62776        0    20561
CANTEL MEDICAL CORP            COM              138098108     1489    73820          SOLE                    56065        0    17755
CATALYST HEALTH SOLUTIONS IN   COM              14888B103     2542    69717          SOLE                    52017        0    17700
CHEVRON CORP NEW               COM              166764100      218     2842          SOLE                     2842        0        0
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102     3485    76897          SOLE                    56787        0    20110
COMCAST CORP NEW               CL A             20030N101     2029   120370          SOLE                    91685        0    28685
CVS CAREMARK CORPORATION       COM              126650100     1752    54405          SOLE                    40193        0    14212
DESCARTES SYS GROUP INC        COM              249906108     1548   261130          SOLE                   196480        0    64650
DIRECTV                        COM CL A         25490A101     2860    85760          SOLE                    65855        0    19905
DOLBY LABORATORIES INC         COM              25659T107     2591    54289          SOLE                    40139        0    14150
EBIX INC                       COM NEW          278715206     1914    39215          SOLE                    29240        0     9975
EMCOR GROUP INC                COM              29084Q100     2312    85970          SOLE                    64775        0    21195
EXXON MOBIL CORP               COM              30231G102      466     6843          SOLE                     6643        0      200
EZCORP INC                     CL A NON VTG     302301106     2026   117830          SOLE                    87590        0    30240
GAMESTOP CORP NEW              CL A             36467W109     1040    47430          SOLE                    34770        0    12660
GENERAL DYNAMICS CORP          COM              369550108     2024    29698          SOLE                    22436        0     7262
GENERAL MLS INC                COM              370334104     2128    30055          SOLE                    22740        0     7315
HEWITT ASSOCS INC              COM              42822Q100     2206    52205          SOLE                    38170        0    14035
HEWLETT PACKARD CO             COM              428236103     2767    53733          SOLE                    40370        0    13362
HOSPIRA INC                    COM              441060100     2710    53140          SOLE                    39205        0    13935
INTERNATIONAL BUSINESS MACHS   COM              459200101     3506    26788          SOLE                    20212        0     6576
ISHARES TR                     BARCLYS 1-3YR CR 464288646     5564    53529          SOLE                    39648        0    13881
ISHARES TR                     BARCLYS INTER CR 464288638     5357    52165          SOLE                    38180        0    13985
ISHARES TR INDEX               IBOXX INV CPBD   464287242     4168    40026          SOLE                    28445        0    11581
JOHNSON & JOHNSON              COM              478160104      539     8375          SOLE                     6685        0     1690
JPMORGAN CHASE & CO            COM              46625H100      291     7000          SOLE                     7000        0        0
LABORATORY CORP AMER HLDGS     COM NEW          50540R409     1577    21080          SOLE                    15585        0     5495
LINCOLN EDL SVCS CORP          COM              533535100     1713    79125          SOLE                    59875        0    19250
MEDNAX INC                     COM              58502B106     1847    30735          SOLE                    23195        0     7540
MICROSOFT CORP                 COM              594918104      203     6677          SOLE                     6272        0      405
NATIONAL OILWELL VARCO INC     COM              637071101     1972    44739          SOLE                    34687        0    10052
NII HLDGS INC                  CL B NEW         62913F201     2552    76007          SOLE                    57647        0    18360
OCEANEERING INTL INC           COM              675232102     2999    51258          SOLE                    38235        0    13023
ORACLE CORP                    COM              68389X105     2720   110889          SOLE                    81314        0    29575
PHILIP MORRIS INTL INC         COM              718172109      310     6446          SOLE                     6236        0      210
STRYKER CORP                   COM              863667101     2039    40488          SOLE                    30778        0     9710
SYBASE INC                     COM              871130100     3075    70866          SOLE                    53376        0    17490
SYKES ENTERPRISES INC          COM              871237103      351    13785          SOLE                     8200        0     5585
SYNAPTICS INC                  COM              87157D109     1776    57950          SOLE                    44570        0    13380
SYNTEL INC                     COM              87162H103      643    16915          SOLE                    10972        0     5943
TELECOMMUNICATION SYS INC      CL A             87929J103     2314   239082          SOLE                   183757        0    55325
TRAVELERS COMPANIES INC        COM              89417E109     1881    37730          SOLE                    28690        0     9040
U S PHYSICAL THERAPY INC       COM              90337L108      323    19115          SOLE                    11790        0     7325
VANGUARD BD INDEX FD INC       SHORT TRM BOND   921937827     3536    44462          SOLE                    37214        0     7248
VANGUARD BD INDEX FD INC       TOTAL BND MRKT   921937835     3807    48451          SOLE                    39001        0     9450
VIRTUAL RADIOLOGIC CORPORATI   COM              92826B104     1720   134865          SOLE                   103210        0    31655
WAL MART STORES INC            COM              931142103      223     4180          SOLE                     3530        0      650
WORLD FUEL SVCS CORP           COM              981475106     1812    67641          SOLE                    50570        0    17071